Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
Electronic equipment	$243,848	$245,819
Office equipment	2,145,822	2,439,125
Leasehold improvement	183,092	99,531
Less: accumulated depreciation	(447,133)	(916,739)
Property and equipment, net	$2,125,629	$1,867,736